Other investments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other investments
Other investments - current	$ 69,308	$ 50,365
Other investments - non-current	18,533	17,903
Fair value through other comprehensive income
Other investments
Other investments - non-current	$ 3,092	$ 2,969
Held-to-maturity | Minimum.
Other investments
Maturity term		1 month
1-3 Month T-Bill ETF (BIL) | Minimum.
Other investments
Maturity term	1 month	1 month
1-3 Month T-Bill ETF (BIL) | Maximum
Other investments
Maturity term	3 months	3 months
1-3 Month T-Bill ETF (BIL) | Financial assets measured at fair value
Other investments
Other investments - current	$ 14,875	$ 14,818
1.5% US treasury notes | Financial assets at amortized cost
Other investments
Other investments - current		$ 35,547
1.5% US treasury notes | Held-to-maturity
Other investments
Interest rate	1.50%	1.50%
1.7% federal bonds German Government | Financial assets measured at fair value
Other investments
Interest rate	1.70%	1.70%
1.7% federal bonds German Government | Fair value through other comprehensive income
Other investments
Other investments - non-current		$ 2,969
iShares 20+ Year Treasury Bond ETF (TLT) | Financial assets measured at fair value
Other investments
Other investments - non-current	$ 15,441	$ 14,934
Debt securities | Held-to-maturity
Other investments
Interest rate		1.50%
Debt securities | Held-to-maturity | Minimum.
Other investments
Interest rate	0.00%
Maturity term	1 month
Debt securities | Held-to-maturity | Maximum
Other investments
Interest rate	1.50%
Maturity term	3 months	3 months
Debt securities | Available for sale
Other investments
Interest rate	1.70%	1.70%
Maturity term	10 years	10 years